Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	May 31, 2011	Nov. 30, 2014
Short Term Debt (Textual) [Abstract]
Cash equivalent maturity description	less than one year
Maximum borrowing capacity of short term debt	$ 350,000,000
Capital stock purchased	25,000,000
Federal Home Loan Bank Borrowings [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	250,000,000
Eligible collateral for short term borrowings	4,300,000,000
Amounts outstanding under agreement with Federal Home Loan Bank	0
Revolving Credit Facility [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	600,000,000	600,000,000		600,000,000
Custodial Bank [Member]
Short Term Debt (Textual) [Abstract]
Interest rate basis on outstanding principal balances of the line of credit	One-month U.S. LIBOR	One-month U.S. LIBOR
Unsecured Revolving Demand Promissory Note [Member]
Short Term Debt (Textual) [Abstract]
Interest rate basis on outstanding principal balances of the line of credit			("LIBOR") plus 1.25%
Unsecured Revolving Demand Promissory Note [Member] | Subsequent Event [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt					$ 400,000,000
Line of credit, interest rate					1.25%